Consolidated Balance Sheets $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Assets
Holding company cash and investments (including assets pledged for derivative obligations – $79.5; December 31, 2019 – $5.5)	$ 1,252.2	$ 975.5
Insurance contract receivables	5,816.1	5,435.0
Portfolio investments
Subsidiary cash and short term investments (including restricted cash and cash equivalents – $751.9; December 31, 2019 – $664.8)	5,256.7	4,613.0
Investments in associates (fair value $4,154.3; December 31, 2019 – $4,521.7)	6,439.6	5,984.4
Assets held for sale	0.0	2,785.6
Deferred premium acquisition costs	1,543.7	1,344.3
Recoverable from reinsurers (including recoverables on paid losses – $686.8; December 31, 2019 – $637.3)	10,533.2	9,155.8
Deferred income tax assets	713.9	375.9
Goodwill and intangible assets	6,229.1	6,194.1
Other assets	5,857.2	6,007.3
Total assets	74,054.0	70,508.5
Liabilities
Accounts payable and accrued liabilities	4,996.1	4,814.1
Derivative obligations (including at the holding company – $22.8; December 31, 2019 – $0.3)	189.4	205.9
Liabilities associated with assets held for sale	0.0	2,035.1
Deferred income tax liabilities	356.4	0.0
Insurance contract payables	2,964.0	2,591.0
Insurance contract liabilities	39,206.8	35,722.6
Borrowings	8,814.0	7,232.6
Total liabilities	56,526.7	52,601.3
Equity
Shareholders’ equity attributable to shareholders of Fairfax	13,856.6	14,378.1
Non-controlling interests	3,670.7	3,529.1
Total equity	17,527.3	17,907.2
Equity and liabilities	74,054.0	70,508.5
Common shareholders’ equity
Equity
Equity in stock	12,521.1	13,042.6
Preferred shares
Equity
Equity in stock	1,335.5	1,335.5
Holding company cash and investments
Assets
Holding company cash and investments (including assets pledged for derivative obligations – $79.5; December 31, 2019 – $5.5)	1,252.2	975.5
Portfolio investments
Subsidiary cash and short term investments (including restricted cash and cash equivalents – $751.9; December 31, 2019 – $664.8)	280.0	183.9
Assets pledged for derivative obligations (cost $196.1; December 31, 2019 – $146.7)	79.5	5.5
Liabilities
Derivative obligations (including at the holding company – $22.8; December 31, 2019 – $0.3)	22.8	0.3
Borrowings	5,580.6	4,117.3
Portfolio investments
Assets
Holding company cash and investments (including assets pledged for derivative obligations – $79.5; December 31, 2019 – $5.5)	42,108.6	38,235.0
Portfolio investments
Subsidiary cash and short term investments (including restricted cash and cash equivalents – $751.9; December 31, 2019 – $664.8)	13,197.8	10,021.3
Bonds (cost $14,916.1; December 31, 2019 – $15,353.9)	15,734.6	15,618.1
Preferred stocks (cost $268.3; December 31, 2019 – $241.3)	605.2	578.2
Common stocks (cost $4,635.5; December 31, 2019 – $4,158.2)	4,599.1	4,246.6
Investments in associates (fair value $4,154.3; December 31, 2019 – $4,521.7)	4,381.8	4,360.2
Investment in associate held for sale (fair value $729.5; December 31, 2019 – nil)		0.0
Derivatives and other invested assets (cost $944.4; December 31, 2019 – $1,168.7)	812.4	759.1
Assets pledged for derivative obligations (cost $196.1; December 31, 2019 – $146.7)	196.4	146.9
Portfolio investments | Non-insurance companies, Fairfax India
Assets
Holding company cash and investments (including assets pledged for derivative obligations – $79.5; December 31, 2019 – $5.5)	1,851.8
Portfolio investments | Fairfax India and Fairfax Africa
Assets
Holding company cash and investments (including assets pledged for derivative obligations – $79.5; December 31, 2019 – $5.5)		2,504.6
Holding company, insurance, and reinsurance companies
Liabilities
Borrowings	6,614.0	5,156.9
Non-insurance companies
Portfolio investments
Other assets	3,868.5	4,043.8
Liabilities
Accounts payable and accrued liabilities	2,566.4	2,734.1
Borrowings	$ 2,200.0	$ 2,075.7